Leases	12 Months Ended
Dec. 31, 2013
Leases disclosure
Leases disclosure [Text Block]

15. LEASES

        Rent expense was $196 million, $192 million and $191 million in 2013, 2012 and 2011, respectively.

        Future minimum annual rental payments under noncancellable operating leases for 2014, 2015, 2016, 2017 and 2018 are $178 million, $160 million, $137 million, $106 million and $69 million, respectively, and $166 million for 2019 and thereafter. Future sublease rental income aggregating approximately $6 million will partially offset these commitments.